UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06180

Name of Fund: BlackRock Utilities and Telecommunications Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock Utilities and Telecommunications Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 11/30/2007

Date of reporting period: 06/01/2007 - 08/31/2007

Item 1 - Schedule of Investments

BlackRock Utilities and Telecommunications Fund, Inc.
Schedule of Investments as of August 31, 2007 (Unaudited)      (in U.S. dollars)

                                                             Shares
Country          Industry                                      Held   Common Stocks                                         Value
------------------------------------------------------------------------------------------------------------------------------------
Brazil - 3.4%    Diversified Telecommunication               25,900   GVT Holding SA (a)                                $    501,631
                 Services - 0.3%
                 -------------------------------------------------------------------------------------------------------------------
                 Electric Utilities - 1.6%                   23,700   CPFL Energia SA (b)                                  1,252,308
                                                             47,000   Cia Energetica de Minas Gerais (b)                     893,000
                                                             33,200   EDP - Energias do Brasil SA                            520,844
                                                                                                                        ------------
                                                                                                                           2,666,152
                 -------------------------------------------------------------------------------------------------------------------
                 Independent Power Producers             60,000,000   Cia Energetica de Sao Paulo                          1,000,000
                 & Energy Traders - 0.6%                              (Preference Shares) (a)
                 -------------------------------------------------------------------------------------------------------------------
                 Water Utilities - 0.6%                      20,800   Cia de Saneamento Basico do Estado de Sao Paulo        512,579
                                                             32,000   Companhia de Saneamento de Minas Gerais                503,976
                                                                                                                        ------------
                                                                                                                           1,016,555
                 -------------------------------------------------------------------------------------------------------------------
                 Wireless Telecommunication                  13,000   Tim Participacoes SA (b)                               458,900
                 Services - 0.3%
                 -------------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Brazil                        5,643,238
------------------------------------------------------------------------------------------------------------------------------------
Canada - 2.5%    Diversified Telecommunication               30,000   Manitoba Telecom Services, Inc.                      1,403,409
                 Services - 1.4%                             16,500   TELUS Corp. (Non-Voting Shares)                        854,844
                                                                                                                        ------------
                                                                                                                           2,258,253
                 -------------------------------------------------------------------------------------------------------------------
                 Wireless Telecommunication                  41,000   Rogers Communications, Inc. Class B                  1,856,480
                 Services - 1.1%
                 -------------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Canada                        4,114,733
------------------------------------------------------------------------------------------------------------------------------------
Czech            Electric Utilities - 0.6%                   17,700   CEZ                                                    938,597
Republic - 0.6%  -------------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in the Czech Republic              938,597
------------------------------------------------------------------------------------------------------------------------------------
Finland - 1.0%   Electric Utilities - 1.0%                   53,000   Fortum Oyj                                           1,752,997
                 -------------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Finland                       1,752,997
------------------------------------------------------------------------------------------------------------------------------------
France - 4.2%    Diversified Telecommunication               38,500   France Telecom SA                                    1,161,168
                 Services - 1.2%                             22,500   Neuf Cegetel                                           896,837
                                                                                                                        ------------
                                                                                                                           2,058,005
                 -------------------------------------------------------------------------------------------------------------------
                 Electric Utilities - 0.9%                   14,500   Electricite de France SA                             1,464,064
                 -------------------------------------------------------------------------------------------------------------------
                 Multi-Utilities - 2.1%                      33,200   Suez SA                                              1,887,762
                                                             21,150   Veolia Environnement SA                              1,621,515
                                                                                                                        ------------
                                                                                                                           3,509,277
                 -------------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in France                        7,031,346
------------------------------------------------------------------------------------------------------------------------------------
Germany - 2.1%   Electric Utilities - 1.8%                   18,300   E.ON AG                                              3,070,026
                 -------------------------------------------------------------------------------------------------------------------
                 Multi-Utilities - 0.3%                       4,900   RWE AG                                                 550,956
                 -------------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Germany                       3,620,982
------------------------------------------------------------------------------------------------------------------------------------
Greece - 0.5%    Diversified Telecommunication               26,500   Hellenic Telecommunications Organization SA            866,391
                 Services - 0.5%
                 -------------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Greece                          866,391
------------------------------------------------------------------------------------------------------------------------------------
Italy - 0.3%     Electric Utilities - 0.3%                   41,000   Enel SpA                                               423,304
                 -------------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Italy                           423,304
------------------------------------------------------------------------------------------------------------------------------------
Luxembourg       Wireless Telecommunication                  10,000   Millicom International Cellular SA (a)                 843,300
- 0.5%           Services - 0.5%
                 -------------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Luxembourg                      843,300
------------------------------------------------------------------------------------------------------------------------------------
Mexico - 1.8%    Wireless Telecommunication                  49,000   America Movil, SA de CV (b)                          2,962,540
                 Services - 1.8%
                 -------------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Mexico                        2,962,540
------------------------------------------------------------------------------------------------------------------------------------

BlackRock Utilities and Telecommunications Fund, Inc.
Schedule of Investments as of August 31, 2007 (Unaudited)      (in U.S. dollars)

                                                             Shares
Country          Industry                                      Held   Common Stocks                                         Value
------------------------------------------------------------------------------------------------------------------------------------
Netherlands      Diversified Telecommunication               42,000   Koninklijke KPN NV                                $    654,534
- 0.4%           Services - 0.4%
                 -------------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in the Netherlands                 654,534
------------------------------------------------------------------------------------------------------------------------------------
Norway - 0.6%    Diversified Telecommunication               49,600   Telenor ASA                                            914,572
                 Services - 0.6%
                 -------------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Norway                          914,572
------------------------------------------------------------------------------------------------------------------------------------
Spain - 2.9%     Diversified Telecommunication               79,448   Telefonica SA                                        1,971,914
                 Services - 1.2%
                 -------------------------------------------------------------------------------------------------------------------
                 Electric Utilities - 1.4%                   15,600   Endesa SA                                              847,706
                                                             26,500   Iberdrola SA                                         1,469,254
                                                                                                                        ------------
                                                                                                                           2,316,960
                 -------------------------------------------------------------------------------------------------------------------
                 Electrical Equipment - 0.3%                 14,600   Gamesa Corp. Tecnologica SA                            581,947
                 -------------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Spain                         4,870,821
------------------------------------------------------------------------------------------------------------------------------------
Sweden - 0.6%    Diversified Telecommunication               53,000   Tele2 AB                                               968,114
                 Services - 0.6%
                 -------------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Sweden                          968,114
------------------------------------------------------------------------------------------------------------------------------------
United           Diversified Telecommunication              109,900   BT Group Plc                                           699,658
Kingdom - 5.9%   Services - 0.4%
                 -------------------------------------------------------------------------------------------------------------------
                 Electric Utilities - 1.2%                   85,000   British Energy Group Plc                               794,352
                                                             41,400   Scottish & Southern Energy Plc                       1,183,644
                                                                                                                        ------------
                                                                                                                           1,977,996
                 -------------------------------------------------------------------------------------------------------------------
                 Independent Power Producers                196,900   International Power Plc                              1,605,864
                 & Energy Traders - 1.0%
                 -------------------------------------------------------------------------------------------------------------------
                 Multi-Utilities - 1.3%                     133,600   Centrica Plc                                         1,038,426
                                                             69,918   National Grid Plc                                    1,046,719
                                                                                                                        ------------
                                                                                                                           2,085,145
                 -------------------------------------------------------------------------------------------------------------------
                 Water Utilities - 0.4%                     100,000   Northumbrian Water Group Plc                           697,119
                 -------------------------------------------------------------------------------------------------------------------
                 Wireless Telecommunication                  84,512   Vodafone Group Plc (b)                               2,738,189
                 Services - 1.6%
                 -------------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in the United Kingdom            9,803,971
------------------------------------------------------------------------------------------------------------------------------------
United States    Construction & Engineering - 0.5%           25,000   InfraSource Services, Inc. (a)                         864,355
- 68.4%          -------------------------------------------------------------------------------------------------------------------
                 Diversified Telecommunication              215,462   AT&T Inc.                                            8,590,470
                 Services - 10.3%                            80,700   Citizens Communications Co.                          1,170,957
                                                             10,500   Embarq Corp.                                           655,410
                                                            102,700   Level 3 Communications, Inc. (a)                       537,121
                                                             76,000   Qwest Communications International Inc. (a)            680,200
                                                            119,400   Verizon Communications, Inc.                         5,000,472
                                                             39,141   Windstream Corp.                                       558,933
                                                                                                                        ------------
                                                                                                                          17,193,563
                 -------------------------------------------------------------------------------------------------------------------
                 Electric Utilities - 27.2%                  50,800   Allegheny Energy, Inc. (a)                           2,621,788
                                                             44,700   American Electric Power Co., Inc.                    1,988,256
                                                             75,000   DPL, Inc.                                            1,976,250
                                                            165,532   Duke Energy Corp.                                    3,035,857
                                                             66,700   Edison International                                 3,515,757
                                                             51,300   Entergy Corp.                                        5,315,706
                                                             84,500   Exelon Corp.                                         5,971,615
                                                             62,800   FPL Group, Inc.                                      3,695,152

BlackRock Utilities and Telecommunications Fund, Inc.
Schedule of Investments as of August 31, 2007 (Unaudited)      (in U.S. dollars)

                                                             Shares
Country          Industry                                      Held   Common Stocks                                         Value
------------------------------------------------------------------------------------------------------------------------------------
                                                             51,900   FirstEnergy Corp.                                 $  3,188,736
                                                             49,500   ITC Holdings Corp.                                   2,201,760
                                                             60,900   Mirant Corp. (a)                                     2,373,273
                                                             36,600   Northeast Utilities Inc.                             1,011,990
                                                            101,800   PPL Corp.                                            4,912,868
                                                             30,500   Pepco Holdings, Inc.                                   850,340
                                                             37,300   Reliant Energy, Inc. (a)                               951,523
                                                             43,800   The Southern Co.                                     1,554,462
                                                                                                                        ------------
                                                                                                                          45,165,333
                 -------------------------------------------------------------------------------------------------------------------
                 Energy Equipment & Services - 0.8%          14,000   Grant Prideco, Inc. (a)                                774,200
                                                              4,600   Transocean, Inc. (a)                                   483,414
                                                                                                                        ------------
                                                                                                                           1,257,614
                 -------------------------------------------------------------------------------------------------------------------
                 Gas Utilities - 2.9%                        12,000   Energen Corp.                                          644,400
                                                             25,200   Equitable Resources, Inc.                            1,239,588
                                                             13,600   New Jersey Resources Corp.                             666,128
                                                             30,500   Questar Corp.                                        1,524,085
                                                             13,316   Spectra Energy Corp.                                   309,597
                                                             19,000   UGI Corp.                                              485,450
                                                                                                                        ------------
                                                                                                                           4,869,248
                 -------------------------------------------------------------------------------------------------------------------
                 Independent Power Producers                 68,300   The AES Corp. (a)                                    1,236,913
                 & Energy Traders - 8.2%                     54,500   Constellation Energy Group, Inc.                     4,520,230
                                                             98,264   Dynegy, Inc. Class A (a)                               794,956
                                                            155,000   NRG Energy, Inc. (a)                                 5,903,950
                                                             25,300   Ormat Technologies, Inc.                             1,089,165
                                                                                                                        ------------
                                                                                                                          13,545,214
                 -------------------------------------------------------------------------------------------------------------------
                 Media - 1.4%                                55,800   Comcast Corp. Special Class A (a)                    1,442,988
                                                             19,700   EchoStar Communications Corp. Class A (a)              833,704
                                                                                                                        ------------
                                                                                                                           2,276,692
                 -------------------------------------------------------------------------------------------------------------------
                 Multi-Utilities - 10.3%                    132,500   CMS Energy Corp.                                     2,162,400
                                                             17,600   DTE Energy Co.                                         841,456
                                                             34,237   Dominion Resources, Inc.                             2,916,307
                                                             41,700   NSTAR                                                1,366,509
                                                             55,000   PG&E Corp.                                           2,447,500
                                                             64,000   Public Service Enterprise Group, Inc.                5,439,360
                                                             19,900   Sempra Energy                                        1,095,097
                                                             19,100   Wisconsin Energy Corp.                                 846,321
                                                                                                                        ------------
                                                                                                                          17,114,950
                 -------------------------------------------------------------------------------------------------------------------
                 Oil, Gas & Consumable Fuels - 3.8%          13,500   Devon Energy Corp.                                   1,016,685
                                                             15,500   EOG Resources, Inc.                                  1,044,080
                                                             13,000   Holly Corp.                                            866,450

BlackRock Utilities and Telecommunications Fund, Inc.
Schedule of Investments as of August 31, 2007 (Unaudited)      (in U.S. dollars)

                                                             Shares
Country          Industry                                      Held   Common Stocks                                         Value
------------------------------------------------------------------------------------------------------------------------------------
                                                             18,900   Range Resources Corp.                             $    686,259
                                                             21,700   Southwestern Energy Co. (a)                            807,023
                                                             58,800   Williams Cos., Inc.                                  1,822,800
                                                                                                                        ------------
                                                                                                                           6,243,297
                 -------------------------------------------------------------------------------------------------------------------
                 Wireless Telecommunication                  13,345   Alltel Corp.                                           910,929
                 Services - 3.0%                             32,100   American Tower Corp. Class A (a)                     1,271,802
                                                             40,502   Crown Castle International Corp. (a)                 1,488,853
                                                             42,900   SBA Communications Corp. Class A (a)                 1,397,253
                                                                                                                        ------------
                                                                                                                           5,068,837
                 -------------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in the United States           113,599,103
                 -------------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks
                                                                      (Cost - $100,980,421) - 95.7%                      159,008,543
------------------------------------------------------------------------------------------------------------------------------------

                                                               Face
                                                             Amount   Trust Preferreds
------------------------------------------------------------------------------------------------------------------------------------
United States    Independent Power Producers             $1,092,450   AES Trust III, 6.75% due 10/15/2029 (e)              1,035,401
- 0.6%           & Energy Traders - 0.6%
------------------------------------------------------------------------------------------------------------------------------------
                                                                      Total Trust Preferreds (Cost - $668,915) - 0.6%      1,035,401
------------------------------------------------------------------------------------------------------------------------------------

                                                         Beneficial
                                                           Interest   Short-Term Securities
------------------------------------------------------------------------------------------------------------------------------------
                                                         $5,627,521   BlackRock Liquidity Series, LLC
                                                                      Cash Sweep Series, 5.33% (c)(d)                      5,627,521
                 -------------------------------------------------------------------------------------------------------------------
                                                                      Total Short-Term Securities
                                                                      (Cost - $5,627,521) - 3.4%                           5,627,521
                 -------------------------------------------------------------------------------------------------------------------
                                                                      Total Investments
                                                                      (Cost - $107,276,857*) - 99.7%                     165,671,465

                                                                      Other Assets Less Liabilities - 0.3%                   474,021
                                                                                                                        ------------
                                                                      Net Assets - 100.0%                               $166,145,486
                                                                                                                        ============

* The cost and unrealized appreciation (depreciation) of investments as of August 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                               $107,276,857
                                                                  =============
      Gross unrealized appreciation                                $ 58,495,072
      Gross unrealized depreciation                                    (100,464)
                                                                  -------------
      Net unrealized appreciation                                  $ 58,394,608
                                                                  =============

(a)   Non-income producing security.
(b)   Depositary receipts.

BlackRock Utilities and Telecommunications Fund, Inc.
Schedule of Investments as of August 31, 2007 (Unaudited)      (in U.S. dollars)

(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                       Net              Interest
      Affiliate                                      Activity            Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
         Cash Sweep Series                        $ (1,098,232)        $ 159,945

      BlackRock Liquidity Series, LLC
         Money Market Series                      $   (840,000)        $     614
      --------------------------------------------------------------------------

(d)   Represents the current yield as of August 31, 2007.
(e)   Convertible security.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Utilities and Telecommunications Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    ------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer (principal executive officer) of
    BlackRock Utilities and Telecommunications Fund, Inc.

Date: October 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer (principal executive officer) of
    BlackRock Utilities and Telecommunications Fund, Inc.

Date: October 22, 2007


By: /s/ Donald C. Burke
    ------------------------------
    Donald C. Burke,
    Chief Financial Officer (principal financial officer) of
    BlackRock Utilities and Telecommunications Fund, Inc.

Date: October 22, 2007